Label	Element	Value
Gross carrying amount [member] | Transitional Impact of IFRS 16 Adoption [Member]
Property, plant and equipment	ifrs-full_PropertyPlantAndEquipment	€ 63,535,000
Gross carrying amount [member] | Buildings [member] | Transitional Impact of IFRS 16 Adoption [Member]
Property, plant and equipment	ifrs-full_PropertyPlantAndEquipment	17,226,000
Gross carrying amount [member] | Construction in progress [member] | Transitional Impact of IFRS 16 Adoption [Member]
Property, plant and equipment	ifrs-full_PropertyPlantAndEquipment	0
Gross carrying amount [member] | Land [member] | Transitional Impact of IFRS 16 Adoption [Member]
Property, plant and equipment	ifrs-full_PropertyPlantAndEquipment	0
Gross carrying amount [member] | Plant, Machinery and Equipment [Member] | Transitional Impact of IFRS 16 Adoption [Member]
Property, plant and equipment	ifrs-full_PropertyPlantAndEquipment	10,011,000
Gross carrying amount [member] | Other property, plant and equipment [member] | Transitional Impact of IFRS 16 Adoption [Member]
Property, plant and equipment	ifrs-full_PropertyPlantAndEquipment	36,298,000
Lease Liabilities1 [Member] | Transitional Impact of IFRS 16 Adoption [Member]
Borrowings	ifrs-full_Borrowings	€ 63,535,000